Expense Example, No Redemption - FidelityFreedomBlendFunds-AMCIZComboPRO - FidelityFreedomBlendFunds-AMCIZComboPRO - Fidelity Freedom Blend 2040 Fund	May 30, 2023 USD ($)
Fidelity Advisor Freedom Blend 2040 Fund - Class Z
Expense Example, No Redemption:
1 Year	$ 39
3 Years	122
5 Years	213
10 Years	480
Fidelity Advisor Freedom Blend 2040 Fund - Class C
Expense Example, No Redemption:
1 Year	151
3 Years	468
5 Years	808
10 Years	1,565
Fidelity Advisor Freedom Blend 2040 Fund - Class M
Expense Example, No Redemption:
1 Year	446
3 Years	651
5 Years	873
10 Years	1,509
Fidelity Advisor Freedom Blend 2040 Fund - Class A
Expense Example, No Redemption:
1 Year	645
3 Years	795
5 Years	958
10 Years	1,429
Fidelity Advisor Freedom Blend 2040 Fund - Class I
Expense Example, No Redemption:
1 Year	49
3 Years	154
5 Years	269
10 Years	$ 604